FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturity profile of the Group's financial liabilities
Total	$ 49,595	$ 311,650
Financial liabilities at FVTPL
Maturity profile of the Group's financial liabilities
Total		290,368
Trade and bills payables
Maturity profile of the Group's financial liabilities
Total	14,348	13,098
Financial liabilities included in other payables and accruals
Maturity profile of the Group's financial liabilities
Total	4,890	3,877
Interest-bearing bank borrowings
Maturity profile of the Group's financial liabilities
Total	30,357	4,307
On demand
Maturity profile of the Group's financial liabilities
Total	19,238	16,975
On demand | Trade and bills payables
Maturity profile of the Group's financial liabilities
Total	14,348	13,098
On demand | Financial liabilities included in other payables and accruals
Maturity profile of the Group's financial liabilities
Total	4,890	3,877
Less than 1 year
Maturity profile of the Group's financial liabilities
Total	30,357	294,675
Less than 1 year | Financial liabilities at FVTPL
Maturity profile of the Group's financial liabilities
Total		290,368
Less than 1 year | Interest-bearing bank borrowings
Maturity profile of the Group's financial liabilities
Total	$ 30,357	$ 4,307